Fair Value Measurements - Schedule of Rollforward of Changes in Fair Value of Financial Liabilities (Details) - Fair Value, Inputs, Level 3 [Member] - Convertible SAFE Note [Member] $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	$ 0
Convertible SAFE Note issuance at August 24, 2023	4,000
Change in estimated fair value since issuance	$ 530
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Gain (Loss) on Fair Value Hedges Recognized in Earnings
Conversion of SAFE Note into common stock in connection with initial public offering	$ (4,530)
Ending balance	$ 0